LONG-TERM INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended									12 Months Ended					13 Months Ended
		Dec. 31, 2015		Jul. 31, 2015	Jun. 15, 2015	Dec. 31, 2014		Sep. 30, 2014	Mar. 31, 2014	Dec. 25, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2014		Sep. 25, 2015	May. 31, 2015	Jun. 30, 2014	Mar. 12, 2012	Jun. 30, 2010	Mar. 18, 2008
Schedule of Investments [Line Items]
Ownership percentage
Dividend received from equity method investee													$ 242		$ 686
Cash consideration											$ 200,685
Equity method investment carrying amount		$ 89,221				$ 4,764					89,221		$ 4,764			$ 4,764
Beijing East Culture Media Co., Ltd. ("East Jiacheng") [Member]
Schedule of Investments [Line Items]
Ownership percentage						30.00%							30.00%			30.00%
Capital contribution						$ 1,455
Financial Technology Investment Management Center [Member] | Beijing Hongdeshengzheng Investment Co., Ltd. [Member] | Beijing Hongyuan Zhixin Enterprise Management Consulting Co. Ltd. [Member]
Schedule of Investments [Line Items]
Capital contribution											$ 2,316
LMHB [Member]
Schedule of Investments [Line Items]
Registered capital																		$ 1,544
AM Online [Member]
Schedule of Investments [Line Items]
Ownership percentage																		40.00%
Longde Wenchuang [Member]
Schedule of Investments [Line Items]
Ownership percentage, cost method					75.00%
Cash consideration					$ 324,183
AM Advertising [Member]
Schedule of Investments [Line Items]
Ownership transferred					25.00%
Zhejiang AirMedia Guangying Film Production Co., Ltd. ("AM Guangying") [Member]
Schedule of Investments [Line Items]
Ownership percentage		47.60%	[1]			38.00%	[2]				47.60%	[1]	38.00%	[2]		38.00%	[2]
Capital injection									$ 1,629
Registered capital										$ 1,871
Capital contribution																$ 2,520
Equity method investment carrying amount		$ 3,081	[1]			$ 3,219	[2]				$ 3,081	[1]	$ 3,219	[2]		$ 3,219	[2]
Zhejiang AirMedia Guangying Film Production Co., Ltd. ("AM Guangying") [Member] | Zhejiang Tianguang Diying Production Co., Ltd. [Member]
Schedule of Investments [Line Items]
Ownership percentage										52.00%
Capital contribution										$ 1,871	$ 2,520
AM Jiaming [Member]
Schedule of Investments [Line Items]
Ownership percentage						49.00%							49.00%			49.00%				49.00%
Ownership transferred																				51.00%
Equity method investment carrying amount
Equity interests acquired		51.00%									51.00%
Beijing Dayun Culture Communication Co., Ltd. ("Dayun Culture") [Member]
Schedule of Investments [Line Items]
Registered capital																							$ 2,119
Dividend received from equity method investee		$ 495						$ 1,401
Beijing Dayun Culture Communication Co., Ltd. ("Dayun Culture") [Member] | China Eastern Media Corporation [Member]
Schedule of Investments [Line Items]
Ownership percentage																							51.00%
Beijing N-S Digital TV Co., Ltd. ("N-S Digital TV") [Member] | Shibo Movie and Xinghe Union [Member]
Schedule of Investments [Line Items]
Ownership percentage																					50.00%
Registered capital																					$ 1,558
Jiacheng Advertising [Member]
Schedule of Investments [Line Items]
Ownership percentage						70.00%							70.00%			70.00%
Capital contribution						$ 3,394
Ownership percentage, cost method						30.00%							30.00%			30.00%
Investment loss						$ 252
Jiacheng Advertising [Member] | Beijing East Culture Media Co., Ltd. ("East Jiacheng") [Member]
Schedule of Investments [Line Items]
Registered capital						$ 4,849							$ 4,849			$ 4,849
AM Advertising [Member]
Schedule of Investments [Line Items]
Ownership percentage	[3]	25.00%									25.00%
Equity method investment carrying amount	[3]	$ 82,177									$ 82,177
AM Advertising [Member] | Financial Technology Investment Management Center [Member] | Beijing Hongdeshengzheng Investment Co., Ltd. [Member] | Beijing Hongyuan Zhixin Enterprise Management Consulting Co. Ltd. [Member]
Schedule of Investments [Line Items]
Ownership percentage																			15.00%
Registered capital																			$ 16,200
Equity method investment carrying amount																			$ 2,430
AM Online [Member] | Financial Technology Investment Management Center [Member] | Beijing Hongdeshengzheng Investment Co., Ltd. [Member] | Beijing Hongyuan Zhixin Enterprise Management Consulting Co. Ltd. [Member]
Schedule of Investments [Line Items]
Capital contribution				$ 2,316
Hezhong Chuangjin AM Online [Member]
Schedule of Investments [Line Items]
Investment loss				$ 0
Parent Company [Member] | Zhangshangtong [Member]
Schedule of Investments [Line Items]
Cash consideration of cost method investment																						$ 367
Ownership percentage, cost method																						20.00%
Parent Company [Member] | Zhejiang AirMedia Guangying Film Production Co., Ltd. ("AM Guangying") [Member]
Schedule of Investments [Line Items]
Ownership percentage										48.00%
Parent Company [Member] | Beijing Dayun Culture Communication Co., Ltd. ("Dayun Culture") [Member]
Schedule of Investments [Line Items]
Ownership percentage																							49.00%
Dividend received from equity method investee		$ 242						$ 686

[1]	On February 15, 2012 and March 13, 2012, the Group and Beijing N-S Digital TV Co., Ltd. ("N-S Digital TV") established two joint ventures, Shibo Movie and Xinghe Union, respectively. The registered capital of Shibo Movie and Xinghe Union was $1,558 each. The Group and N-S Digital TV each contributed $794, representing 50% of the equity interest in each Shibo Movie and Xinghe Union. Shibo Movie is engaged in movie technology development and consulting services, and Xinghe Union is engaged in movie and TV series investment and publishing, advertisement design and production. These joint ventures were established pursuant to a framework agreement entered into with Beijing Super TV Co., Ltd. ("Super TV") in June 2011 and the supplemental agreement entered into with Super TV and N-S Digital TV in January 2012. In September 2013, the Group entered into an equity swap agreement with N-S Digital TV under which the Group exchanged its 50% equity interests in Shibo Movie for the 50% equity interests in Xinghe Union. Pursuant to the agreement, the equity transaction is considered as completed substantially on February 28, 2014. The Group derecognized the equity method investments in both Xinghe Union and Shibo Movie with an investment loss of $164 recognized in the transaction. In August 2015, the Group disposed Xinghe Union to Beijing Hezhongsirui Culture Development Co., Ltd. with nil consideration. The industrial and commercial modification procedures were completed by February 2, 2016, but all the related staff, assets and financial function have been transferred out of the Group since September 1, 2015, from when the Company de-consolidated Xinghe Union. Since net assets was negative on transaction dates, an investment loss of $247 was recorded for the disposal.
[2]	In December 2013, the Group entered into an agreement with Zhejiang Tianguang Diying Production Co., Ltd. to establish a joint venture, AM Guangying. AM Guangying was incorporated on December 25, 2013 with total contributed capital of $1,871, of which 52% and 48% of that amount was contributed by Zhejiang Tianguang Diying Production Co., Ltd. and the Group, respectively. In March 2014, the Group participated a capital call at $1,629 without any change of its equity interest. As a result, the total contributed capital by the Group was $2,520 as of December 31, 2015. AM Guangying is mainly engaged in film production.
[3]	On June 15, 2015, AirMedia entered into a definitive equity interest transfer agreement with Longde Wenchuang to sell 75% equity interest of AM Advertising for a cash consideration of $33,410 as disclosed in Note 1. The transaction was completed on December 7, 2015.